Provisions - Additional Information (Details) - CAD ($)		12 Months Ended
	Feb. 23, 2001	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Other Provisions [Line Items]
Percentage of sales and other revenues for annual royalties payable	1.00%
Judgement description		the Court awarded the Former CEO payments determined by the Court to be owed under the Agreement of 1% of all sales and revenues of the Corporation incurred since March 1, 2014, which final payments remain to be determined taking into account interest
Provision for litigation		$ 2,130,074
Litigation expense		1,927,455
Claim on litigation amount payment		$ 8,500,000
Number of shares held in subsidiary, transferred		2,100,000
Other asset		$ 2,835,000	$ 19,090
Provision for litigation settlement		5,834,502
Litigation expense		6,002,928
Non-cash expense		$ 5,952,000
Number of common shares		600,000
Acasti
Disclosure Of Other Provisions [Line Items]
Number of common shares		2,100,000
Ordinary shares [member]
Disclosure Of Other Provisions [Line Items]
Number of treasury shares		600,000